Cryptocurrency	12 Months Ended
Dec. 31, 2024
Cryptocurrency.
Cryptocurrency
6.	Cryptocurrency

Cryptocurrency consist of the following:

				As of December 31, 2023
	As of December 31, 2024			(Note)
(in thousands, except for quantity)	Quantity	Cost Basis	Fair Value	Carrying Value
Bitcoin	642	42,003	61,138	26,867
Others	672,680	679	683	1,475
Total Cryptocurrency		42,682	61,821	28,342

Note: Prior to the adoption of ASU 2023-08 on January 1, 2024, the carrying value of cryptocurrency represents the post-impairment value of all cryptocurrency held. After the adoption of ASU 2023-08 the cost basis of cryptocurrency represents the fair value of cryptocurrency at the time of service contract inception. The Company has adopted an accounting policy to aggregate individual contracts with individual terms less than 24 hours within each intraday period and apply a consistent valuation point, the start of day Coordinated Universal Time (00:00:00 UTC), to value the Bitcoin received.

Additional information about cryptocurrency consists of the following:

	For the years ended December 31,
	2023	2024
Beginning balance	12,531	28,342
Cumulative effect of the adoption of ASU 2023-08	—	18,893
Revenue recognized on acceptance of cryptocurrency*	58,959	90,273
Cryptocurrency received under long-term loans agreements*	—	14,015
Purchase of cryptocurrencies for professional services prepayment	—	1,761
Cryptocurrency received as customer deposits*	4,922	5,481
Pledged and derecognized cryptocurrency under long-term loans agreements*	—	(38,561)
Cryptocurrency prepaid for professional services	—	(1,761)
Cryptocurrency transferred to fixed term product*	—	(6,534)
Return of cryptocurrency as customer deposits*	—	(10,561)
Cost of revenues recognized on payment of cryptocurrency*	(8,854)	(9,821)
Proceeds from sale of cryptocurrency	(40,645)	(71,494)
Cryptocurrency prepaid as deposits*	—	(639)
Change in fair value of cryptocurrency	—	42,427
Realized gain on sale of cryptocurrency	6,135	—
Impairment	(4,706)	—
Ending balance	28,342	61,821

* represents non-cash investing or financing activity.